INVENTORIES - Inventories By Type (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information About Inventory [Line Items]
Ore in Stockpiles	$ 2,949	$ 2,257
Ore on Leach pads	507	405
Current inventories	2,289	1,852
Gold[member]
Disclosure of Detailed Information About Inventory [Line Items]
Ore in Stockpiles	2,794	2,106
Ore on Leach pads	507	405
Mine operating supplies	617	496
Work in process	141	146
Finished products	220	176
Inventories	4,279	3,329
Non-current ore in stockpiles	(2,300)	(1,696)
Current inventories	1,979	1,633
Copper
Disclosure of Detailed Information About Inventory [Line Items]
Ore in Stockpiles	155	151
Ore on Leach pads	0	0
Mine operating supplies	52	66
Work in process	0	0
Finished products	103	2
Inventories	310	219
Non-current ore in stockpiles	0	0
Current inventories	$ 310	$ 219